September 16, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Shares ETF Trust – Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-150525 and 811-22201)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Direxion Shares ETF Trust. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 2 (the “Pre-Effective Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Fund.

The Fund is filing the Pre-Effective Amendment to respond to comments provided by the Staff of the Securities and Exchange Commission (“SEC”) on Pre-Effective Amendment No. 1, filed with the SEC on August 20, 2008. The Pre-Effective Amendment is marked to show changes made since the previous filing.

The Fund acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its registration statement; (2) SEC staff comments or changes to disclosure in response to SEC staff comments in the registration statement reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to its registration statement; and (3) it may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (202) 778-9015.

Sincerely,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Enclosure

cc:	Daniel D. O’Neill
Rafferty Asset Management, LLC